MoA Clear Passage 2055 Fund Investment Strategy - MoA Clear Passage 2055 Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests in shares of other series of the MoA Funds in proportions that the Adviser selects to seek to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches. As of December 31, 2025, the Fund’s asset allocation among the underlying funds was as follows: ●MoA Core Bond Fund: 6.00% ●MoA Equity Index Fund: 48.10% ●MoA Intermediate Bond Fund: 0.80% ●MoA International Fund: 25.20% ●MoA Mid Cap Equity Index Fund: 9.00% ●MoA Mid Cap Growth Fund: 1.70% ●MoA Mid Cap Value Fund: 1.80% ●MoA Small Cap Equity Index Fund: 1.90% ●MoA Small Cap Growth Fund: 2.30% ●MoA Small Cap Value Fund: 2.30% ●MoA US Government Money Market Fund: 0.90% The Clear Passage 2055 Fund is designed for investors who retired or began withdrawing assets around the year 2055. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the approximate year of retirement which is included in the Fund's name (“Target Retirement Date”). The glide path above represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income and the less it will invest in equity. At the Fund's Target Retirement Date, it can have 45% (which can vary by plus or minus 10%) of its assets invested in equities. The Adviser seeks to achieve its investment objectives by investing shares in MoA Funds in a variety of investment categories, including large, mid and small capitalization equity funds and fixed income funds. The Fund's equity exposure may be allocated among companies of varying market capitalizations and between domestic and international equities as determined by the Adviser. The Fund's fixed income exposure may be allocated among securities of different fixed income sectors and with varying duration and credit quality as determined by the Adviser. The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.